United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31%
Communication Services - 5.09%
Diversified Telecommunication Services - 1.36%
AT&T, Inc.	65,500	$2,464,110
China Telecom Corp. Ltd., Class HA	2,268,000	880,678
Deutsche Telekom AGA	126,915	2,056,213
Singapore Telecommunications Ltd.A	200,400	480,105
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	20,800	573,456
Telenor ASAA	44,418	804,294

		7,258,856

Entertainment - 0.62%
Cinemark Holdings, Inc.B	15,000	472,650
Nexon Co., Ltd.A	56,100	754,241
Nintendo Co., Ltd.A	2,500	925,964
Vivendi S.A.A	42,265	1,157,732

		3,310,587

Interactive Media & Services - 1.02%
58.com, Inc., ADRC	10,000	556,200
Alphabet, Inc., Class AC	840	1,203,535
Facebook, Inc., Class AC	5,000	1,009,550
Tencent Holdings Ltd.A	34,400	1,633,418
Twitter, Inc.C	33,200	1,078,336

		5,481,039

Media - 1.34%
Comcast Corp., Class A	66,196	2,859,005
Discovery, Inc., Class CC	38,400	1,066,368
Informa PLCA	69,488	713,517
Interpublic Group of Cos., Inc.	13,500	306,450
News Corp., Class A	55,400	754,548
Omnicom Group, Inc.B	3,800	286,178
SES S.A.A	60,501	744,091
ViacomCBS, Inc., Class B	12,900	440,277

		7,170,434

Wireless Telecommunication Services - 0.75%
China Mobile Ltd.A	124,500	1,019,294
Vodafone Group PLCA	981,612	1,931,384
Vodafone Group PLC, Sponsored ADR	53,500	1,049,135

		3,999,813

Total Communication Services		27,220,729

Consumer Discretionary - 4.85%
Auto Components - 0.67%
Adient PLCC	14,200	365,082
Cie Generale des Etablissements Michelin SCAA	8,718	1,013,978
Goodyear Tire & Rubber Co.	31,400	412,282
Magna International, Inc.	35,200	1,784,288

		3,575,630

Automobiles - 0.85%
General Motors Co.	95,700	3,195,423
Harley-Davidson, Inc.B	12,000	400,800
Isuzu Motors Ltd.A	38,000	371,817
Suzuki Motor Corp.A B	12,200	553,865

		4,521,905

Hotels, Restaurants & Leisure - 0.54%
Aramark	21,249	937,931
Compass Group PLCA	19,671	487,215
Norwegian Cruise Line Holdings Ltd.C	12,600	678,510

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Consumer Discretionary - 4.85% (continued)
Hotels, Restaurants & Leisure - 0.54% (continued)
Royal Caribbean Cruises Ltd.	6,728	$787,714

		2,891,370

Household Durables - 1.26%
DR Horton, Inc.	16,300	964,960
Lennar Corp., Class A	28,616	1,898,958
Lennar Corp., Class B	666	34,971
Mohawk Industries, Inc.C	8,200	1,079,776
PulteGroup, Inc.	24,300	1,084,995
Sony Corp., Sponsored ADR	24,100	1,691,338

		6,754,998

Leisure Products - 0.15%
Yamaha Corp.A B	15,500	782,087

Multiline Retail - 0.39%
Dollar General Corp.	13,560	2,080,240

Specialty Retail - 0.99%
Advance Auto Parts, Inc.	11,733	1,545,823
Home Depot, Inc.	6,600	1,505,460
Lowe’s Cos., Inc.	16,494	1,917,262
Mr Price Group Ltd.A	30,047	337,206

		5,305,751

Total Consumer Discretionary		25,911,981

Consumer Staples - 3.61%
Beverages - 1.33%
Arca Continental S.A.B. de C.V.	86,600	490,392
Asahi Group Holdings Ltd.A	11,400	529,709
Carlsberg A/S, Class BA	6,708	981,568
Coca-Cola Co.	30,700	1,792,880
Kirin Holdings Co., Ltd.A	57,000	1,243,489
Molson Coors Beverage Co., Class B	26,600	1,478,428
Suntory Beverage & Food Ltd.A	14,200	601,307

		7,117,773

Food & Staples Retailing - 0.67%
Matsumotokiyoshi Holdings Co., Ltd.A	16,100	645,823
Seven & i Holdings Co., Ltd.A	31,800	1,219,202
Tesco PLCA	273,449	894,017
Walgreens Boots Alliance, Inc.	15,700	798,345

		3,557,387

Food Products - 0.86%
Ingredion, Inc.	9,200	809,600
Mondelez International, Inc., Class A	8,300	476,254
Mowi ASAA	26,070	622,200
Tyson Foods, Inc., Class A	32,800	2,710,264

		4,618,318

Personal Products - 0.75%
Kao Corp.A	14,220	1,136,255
Unilever N.V.	22,900	1,334,612
Unilever PLCA	10,553	630,303
Unilever PLC, Sponsored ADRB	15,000	896,550

		3,997,720

Total Consumer Staples		19,291,198

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Energy - 6.79%
Energy Equipment & Services - 1.00%
Halliburton Co.	118,300	$2,580,123
National Oilwell Varco, Inc.	47,900	987,219
Schlumberger Ltd.	45,200	1,514,652
Tenaris S.A.A	25,454	263,419

		5,345,413

Oil, Gas & Consumable Fuels - 5.79%
Apache Corp.	38,000	1,042,720
BP PLCA	275,808	1,662,202
BP PLC, Sponsored ADRB	66,196	2,391,662
Cabot Oil & Gas Corp.	76,200	1,073,658
Canadian Natural Resources Ltd.	82,100	2,309,473
Chevron Corp.	25,743	2,758,105
ConocoPhillips	9,300	552,699
Eni SpAA	102,103	1,432,095
EOG Resources, Inc.	8,528	621,776
Equinor ASAA	49,895	907,387
Hess Corp.	39,795	2,251,203
Husky Energy, Inc.	62,300	405,322
Kosmos Energy Ltd.	31,700	161,987
Marathon Oil Corp.	84,400	959,628
Marathon Petroleum Corp.	8,605	468,973
Murphy Oil Corp.	31,700	664,432
Phillips 66	30,714	2,806,338
Pioneer Natural Resources Co.	6,400	864,000
Royal Dutch Shell PLC, Class AA	33,617	884,219
Royal Dutch Shell PLC, Class A, Sponsored ADR	16,900	881,335
Royal Dutch Shell PLC, Class BA	49,252	1,296,804
Royal Dutch Shell PLC, Class B, Sponsored ADRB	15,000	799,200
Suncor Energy, Inc.	41,300	1,262,343
TOTAL S.A.A	29,114	1,418,745
Valero Energy Corp.	12,848	1,083,215

		30,959,521

Total Energy		36,304,934

Financials - 13.71%
Banks - 7.76%
ABN AMRO Bank N.V.A D	35,359	614,734
Banco Santander S.A., Sponsored ADR	146,700	575,064
Bank Leumi Le-Israel BMA	89,538	644,752
Bank Mandiri Persero Tbk PTA	860,700	471,166
Bank of America Corp.	138,800	4,556,804
Bank of Ireland Group PLCA	146,432	714,604
BNP Paribas S.A.A	40,714	2,164,937
BOK Financial Corp.	9,800	773,220
CIT Group, Inc.	5,800	265,118
Citigroup, Inc.	59,200	4,405,072
Citizens Financial Group, Inc.	24,200	902,176
Commerce Bancshares, Inc.B	15,434	1,044,264
Credit Agricole S.A.A	52,637	712,553
Cullen/Frost Bankers, Inc.	9,100	811,356
DBS Group Holdings Ltd.A	54,140	993,294
East West Bancorp, Inc.	19,600	898,464
Fifth Third Bancorp	10,300	293,035
Grupo Financiero Banorte S.A.B. de C.V.	143,600	884,984
Hana Financial Group, Inc.A	20,931	576,048
ICICI Bank Ltd., Sponsored ADRB	54,374	792,773

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Financials - 13.71% (continued)
Banks - 7.76% (continued)
ING Groep N.V.A	110,747	$1,201,999
JPMorgan Chase & Co.	33,037	4,372,777
Kasikornbank PCLA	76,300	340,484
KB Financial Group, Inc., ADR	21,920	800,738
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	140,000	719,600
National Bank of Canada	24,067	1,335,378
Nordea Bank AbpA	80,354	632,683
Standard Chartered PLCA	230,017	1,914,703
Sumitomo Mitsui Financial Group, Inc.A	57,800	2,025,491
US Bancorp	20,653	1,099,153
Wells Fargo & Co.	84,134	3,949,250

		41,486,674

Capital Markets - 1.27%
Ameriprise Financial, Inc.	10,000	1,654,100
Bank of New York Mellon Corp.	24,802	1,110,634
Goldman Sachs Group, Inc.	7,500	1,783,125
Morgan Stanley	12,600	658,476
Northern Trust Corp.	11,724	1,146,724
State Street Corp.	5,800	438,654

		6,791,713

Consumer Finance - 0.99%
American Express Co.	7,795	1,012,337
Capital One Financial Corp.	23,900	2,385,220
Discover Financial Services	10,000	751,300
Navient Corp.	36,087	518,931
SLM Corp.	58,865	642,806

		5,310,594

Diversified Financial Services - 0.70%
Berkshire Hathaway, Inc., Class BC	13,249	2,973,473
Equitable Holdings, Inc.	30,700	737,414

		3,710,887

Insurance - 2.65%
American International Group, Inc.	75,477	3,793,474
Aon PLC	7,100	1,563,775
BB Seguridade Participacoes S.A., Sponsored ADR	81,600	658,512
Chubb Ltd.	13,922	2,116,005
IRB Brasil Resseguros S/A	57,900	606,094
Ping An Insurance Group Co. of China Ltd., Class HA	134,000	1,515,964
Prudential PLCA	64,443	1,146,931
RSA Insurance Group PLCA	75,945	550,971
Sampo OYJ, Class AA	16,614	752,660
Sanlam Ltd.A	108,240	533,734
Travelers Cos., Inc.	6,800	895,016

		14,133,136

Mortgage Real Estate Investment Trusts (REITs) - 0.24%
Annaly Capital Management, Inc.	83,100	811,056
Two Harbors Investment Corp.	28,900	441,014

		1,252,070

Thrifts & Mortgage Finance - 0.10%
New York Community Bancorp, Inc.	50,254	555,809

Total Financials		73,240,883

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Health Care - 7.94%
Biotechnology - 0.64%
AbbVie, Inc.	8,700	$704,874
Amgen, Inc.	8,500	1,836,425
Biogen, Inc.C	1,200	322,620
Gilead Sciences, Inc.	8,900	562,480

		3,426,399

Health Care Equipment & Supplies - 1.90%
Alcon, Inc.C	20,000	1,178,800
Danaher Corp.	15,600	2,509,572
Medtronic PLC	48,342	5,580,600
Zimmer Biomet Holdings, Inc.	6,100	902,190

		10,171,162

Health Care Providers & Services - 1.96%
Anthem, Inc.	8,761	2,324,118
Centene Corp.C	5,500	345,455
CVS Health Corp.	44,007	2,984,555
Fresenius Medical Care AG & Co. KGaAA	22,853	1,768,672
HCA Healthcare, Inc.	2,300	319,240
Sinopharm Group Co., Ltd., Class HA	119,600	388,601
UnitedHealth Group, Inc.	8,677	2,364,049

		10,494,690

Pharmaceuticals - 3.44%
AstraZeneca PLC, Sponsored ADR	12,100	589,270
Bayer AGA	14,766	1,192,334
Bristol-Myers Squibb Co.	13,400	843,530
GlaxoSmithKline PLC, Sponsored ADR	20,300	950,040
Horizon Therapeutics PLCC	8,400	289,716
Jazz Pharmaceuticals PLCC	4,100	587,735
Johnson & Johnson	7,400	1,101,638
Merck KGaAA	2,331	299,807
Mylan N.V.C	20,800	445,536
Novartis AGA	27,998	2,648,456
Novartis AG, Sponsored ADR	14,800	1,398,748
Pfizer, Inc.	26,400	983,136
Roche Holding AGA	3,561	1,198,493
SanofiA	31,716	3,058,815
Sanofi, ADR	22,247	1,073,863
Takeda Pharmaceutical Co., Ltd.A	44,396	1,703,853

		18,364,970

Total Health Care		42,457,221

Industrials - 7.60%
Aerospace & Defense - 1.40%
BAE Systems PLCA	220,582	1,844,939
Embraer S.A., Sponsored ADR	10,800	181,872
General Dynamics Corp.	7,300	1,280,712
Safran S.A.A	9,870	1,595,875
Spirit AeroSystems Holdings, Inc., Class A	15,589	1,018,274
United Technologies Corp.	10,302	1,547,360

		7,469,032

Air Freight & Logistics - 0.12%
FedEx Corp.	4,300	621,952

Airlines - 0.35%
American Airlines Group, Inc.B	41,240	1,106,881

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Industrials - 7.60% (continued)
Airlines - 0.35% (continued)
Ryanair Holdings PLC, Sponsored ADRC	8,962	$776,199

		1,883,080

Building Products - 0.95%
Allegion PLC	14,000	1,810,480
Assa Abloy AB, Class BA	47,122	1,121,303
Cie de Saint-GobainA	21,153	798,954
Johnson Controls International PLC	34,600	1,364,970

		5,095,707

Construction & Engineering - 0.17%
Fluor Corp.	13,800	246,882
Vinci S.A.A	6,159	682,226

		929,108

Electrical Equipment - 0.32%
ABB Ltd.A	47,077	1,095,529
Eaton Corp. PLC	3,200	302,304
Vestas Wind Systems A/SA	3,375	336,554

		1,734,387

Industrial Conglomerates - 1.27%
CK Hutchison Holdings Ltd.A	104,500	923,847
General Electric Co.	390,435	4,860,916
Siemens AGA	8,118	1,005,339

		6,790,102

Machinery - 1.90%
CNH Industrial N.V.B	109,500	1,031,490
Cummins, Inc.	7,600	1,215,772
Deere & Co.	7,045	1,117,196
Epiroc AB, Class AA	51,571	596,630
Oshkosh Corp.	18,800	1,617,552
PACCAR, Inc.	3,900	289,419
Parker-Hannifin Corp.	7,800	1,526,382
Stanley Black & Decker, Inc.	7,450	1,187,009
Weir Group PLCA	21,685	384,719
Westinghouse Air Brake Technologies Corp.	15,919	1,175,777

		10,141,946

Marine - 0.12%
AP Moller - Maersk A/S, Class BA	523	626,783

Professional Services - 0.43%
RELX PLCA	54,333	1,442,840
Wolters Kluwer N.V.A	11,006	827,369

		2,270,209

Road & Rail - 0.28%
Canadian National Railway Co.	7,000	654,141
JB Hunt Transport Services, Inc.	7,722	833,435

		1,487,576

Trading Companies & Distributors - 0.29%
AerCap Holdings N.V.C	12,900	730,269
Ferguson PLCA	9,154	820,475

		1,550,744

Total Industrials		40,600,626

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Information Technology - 7.59%
Communications Equipment - 0.12%
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	81,200	$638,232

Electronic Equipment, Instruments & Components - 0.67%
Corning, Inc.	46,800	1,249,092
Hitachi Ltd.A	26,700	1,019,605
IPG Photonics Corp.C	5,000	638,350
Kyocera Corp.A	3,600	236,246
TE Connectivity Ltd.	4,600	424,028

		3,567,321

IT Services - 0.36%
PayPal Holdings, Inc.C	17,000	1,936,130

Semiconductors & Semiconductor Equipment - 2.21%
Broadcom, Inc.	4,951	1,510,847
Marvell Technology Group Ltd.	51,900	1,247,676
Microchip Technology, Inc.B	18,100	1,764,388
NVIDIA Corp.	4,400	1,040,292
NXP Semiconductors N.V.	9,600	1,217,856
QUALCOMM, Inc.	13,952	1,190,245
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	41,510	2,239,049
Texas Instruments, Inc.	13,133	1,584,497

		11,794,850

Software - 3.35%
Adobe, Inc.C	9,600	3,370,944
ANSYS, Inc.C	8,500	2,331,805
Microsoft Corp.	40,592	6,909,976
Oracle Corp.	60,865	3,192,369
SAP SEA	14,877	1,946,848
Teradata Corp.C	5,700	138,738

		17,890,680

Technology Hardware, Storage & Peripherals - 0.88%
Hewlett Packard Enterprise Co.	79,000	1,100,470
Samsung Electronics Co., Ltd., GDRA	1,371	1,601,763
Samsung Electronics Co., Ltd., GDR	1,724	2,020,528

		4,722,761

Total Information Technology		40,549,974

Materials - 4.17%
Chemicals - 2.18%
Air Liquide S.A.A	6,522	944,771
Air Products & Chemicals, Inc.	7,889	1,883,183
Corteva, Inc.C	111,443	3,222,932
DuPont de Nemours, Inc.	9,717	497,316
Eastman Chemical Co.	11,400	812,478
Huntsman Corp.	32,000	657,920
Johnson Matthey PLCA	16,032	550,762
PPG Industries, Inc.	12,800	1,533,952
Shin-Etsu Chemical Co., Ltd.A	6,800	773,998
Yara International ASAA	20,897	761,337

		11,638,649

Construction Materials - 0.32%
Martin Marietta Materials, Inc.	6,400	1,688,320

Containers & Packaging - 0.34%
Crown Holdings, Inc.C	14,590	1,080,098

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Materials - 4.17% (continued)
Containers & Packaging - 0.34% (continued)
International Paper Co.	18,000	$732,960

		1,813,058

Metals & Mining - 1.33%
ArcelorMittal S.A.A	21,344	315,128
Barrick Gold Corp.	78,700	1,457,524
BHP Group PLCA	30,753	673,577
Freeport-McMoRan, Inc.	47,800	530,580
Newmont Corp.	35,900	1,617,654
Sumitomo Metal Mining Co., Ltd.A	34,800	989,381
Wheaton Precious Metals Corp.	52,600	1,548,508

		7,132,352

Total Materials		22,272,379

Real Estate - 1.53%
Equity Real Estate Investment Trusts (REITs) - 0.73%
Equity LifeStyle Properties, Inc.	14,600	1,062,150
Gaming and Leisure Properties, Inc.	4,100	193,746
MGM Growth Properties LLC, Class AB	38,764	1,238,122
Simon Property Group, Inc.	2,127	283,210
Sun Communities, Inc.	7,000	1,135,190

		3,912,418

Real Estate Management & Development - 0.80%
CK Asset Holdings Ltd.A	162,500	1,038,047
Daiwa House Industry Co., Ltd.A	33,536	1,055,093
ESR Cayman Ltd.A C D	116,600	288,698
Mitsui Fudosan Co., Ltd.A	67,400	1,781,135
Swire Pacific Ltd., Class AA	9,600	84,078

		4,247,051

Total Real Estate		8,159,469

Utilities - 2.43%
Electric Utilities - 0.93%
Edison International	16,466	1,260,472
Enel SpAA	109,568	954,773
Entergy Corp.	5,173	680,353
PPL Corp.	37,900	1,371,601
Red Electrica Corp. S.A.A	526	10,512
Southern Co.	9,800	689,920

		4,967,631

Gas Utilities - 0.16%
ENN Energy Holdings Ltd.A	73,000	849,699

Multi-Utilities - 1.28%
Dominion Energy, Inc.	22,833	1,957,930
E.ON SEA	167,675	1,905,288
Engie S.A.A	71,900	1,237,734
Veolia Environnement S.A.A	59,228	1,750,892

		6,851,844

Water Utilities - 0.06%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	21,800	308,688

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.31% (continued)
Utilities - 2.43% (continued)
Total Utilities		$12,977,862

Total Common Stocks (Cost $319,379,265)		348,987,256

PREFERRED STOCKS - 0.24% (Cost $1,256,991)
Consumer Discretionary - 0.24%
Automobiles - 0.24%
Volkswagen AGA E	7,058	1,270,726

	Principal Amount
CORPORATE OBLIGATIONS - 8.33%
Basic Materials - 0.24%
Chemicals - 0.03%
Dow Chemical Co., 3.500%, Due 10/1/2024	$146,000	155,524

Iron/Steel - 0.21%
Nucor Corp.,
4.125%, Due 9/15/2022	93,000	97,857
4.000%, Due 8/1/2023	95,000	101,181
Steel Dynamics, Inc., 3.450%, Due 4/15/2030	895,000	922,598

		1,121,636

Total Basic Materials		1,277,160

Communications - 0.60%
Internet - 0.03%
Amazon.com, Inc., 3.875%, Due 8/22/2037	130,000	152,467

Media - 0.48%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	190,000	199,215
Comcast Corp.,
3.150%, Due 3/1/2026	171,000	181,853
4.600%, Due 10/15/2038	155,000	191,211
Fox Corp., 5.476%, Due 1/25/2039D	120,000	151,829
NBCUniversal Enterprise, Inc., 2.309%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)D F	1,725,000	1,732,102
Walt Disney Co., 6.400%, Due 12/15/2035	77,000	113,725

		2,569,935

Telecommunications - 0.09%
AT&T, Inc., 5.350%, Due 9/1/2040	80,000	101,587
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	265,000	274,537
4.500%, Due 8/10/2033	90,000	108,291

		484,415

Total Communications		3,206,817

Consumer, Cyclical - 0.45%
Airlines - 0.04%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	125,000	135,704
United Airlines Pass Through Trust, 2.700%, Due 11/1/2033, Series AA	95,000	98,499

		234,203

Auto Manufacturers - 0.12%
American Honda Finance Corp., 2.050%, Due 1/10/2023	225,000	227,543

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.33% (continued)
Consumer, Cyclical - 0.45% (continued)
Auto Manufacturers - 0.12% (continued)
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	$145,000	$148,367
Toyota Motor Credit Corp., 3.450%, Due 9/20/2023	225,000	238,907

		614,817

Auto Parts & Equipment - 0.03%
Aptiv Corp., 4.150%, Due 3/15/2024	160,000	172,165

Retail - 0.26%
Dollar General Corp., 4.125%, Due 5/1/2028	100,000	112,574
Dollar Tree, Inc., 3.700%, Due 5/15/2023	155,000	163,459
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	245,000	250,841
McDonald’s Corp., 3.700%, Due 1/30/2026	212,000	231,096
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	245,000	278,895
Starbucks Corp., 4.000%, Due 11/15/2028	170,000	192,662
Walmart, Inc., 3.400%, Due 6/26/2023	170,000	180,187

		1,409,714

Total Consumer, Cyclical		2,430,899

Consumer, Non-Cyclical - 0.55%
Beverages - 0.04%
Molson Coors Beverage Co., 3.000%, Due 7/15/2026	225,000	231,380

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	160,000	185,028

Commercial Services - 0.05%
Moody’s Corp., 4.875%, Due 12/17/2048	100,000	127,516
S&P Global, Inc., 4.400%, Due 2/15/2026	130,000	147,125

		274,641

Food - 0.03%
Kraft Heinz Foods Co.,
3.000%, Due 6/1/2026	75,000	76,291
4.625%, Due 10/1/2039D	65,000	70,204

		146,495

Health Care - Products - 0.05%
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	235,000	250,823

Health Care - Services - 0.07%
HCA, Inc., 4.125%, Due 6/15/2029	135,000	146,096
Humana, Inc., 3.150%, Due 12/1/2022	155,000	159,666
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	70,000	85,476

		391,238

Pharmaceuticals - 0.27%
AbbVie, Inc.,
3.200%, Due 5/14/2026	155,000	162,407
4.450%, Due 5/14/2046	115,000	129,340
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029D	240,000	262,972
Cigna Corp., 4.125%, Due 11/15/2025	160,000	176,151
CVS Health Corp.,
3.700%, Due 3/9/2023	175,000	183,648
4.100%, Due 3/25/2025	90,000	97,868

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.33% (continued)
Consumer, Non-Cyclical - 0.55% (continued)
Pharmaceuticals - 0.27% (continued)
CVS Health Corp. (continued)
5.050%, Due 3/25/2048	$100,000	$121,214
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	165,000	169,721
Zoetis, Inc., 3.000%, Due 9/12/2027	155,000	162,762

		1,466,083

Total Consumer, Non-Cyclical		2,945,688

Energy - 0.45%
Oil & Gas - 0.21%
BP Capital Markets America, Inc., 3.796%, Due 9/21/2025	105,000	114,950
Concho Resources, Inc., 4.300%, Due 8/15/2028	180,000	197,193
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	180,000	183,002
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	95,000	109,372
Occidental Petroleum Corp., 2.900%, Due 8/15/2024	175,000	178,759
Phillips 66, 4.300%, Due 4/1/2022	183,000	192,377
Valero Energy Corp., 4.350%, Due 6/1/2028	125,000	138,948

		1,114,601

Pipelines - 0.24%
Cameron LNG LLC, 3.302%, Due 1/15/2035D	190,000	200,433
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	124,000	137,551
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	60,000	61,176
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	105,000	140,280
MPLX LP,
4.125%, Due 3/1/2027	125,000	132,426
5.200%, Due 3/1/2047	54,000	59,663
ONEOK, Inc., 4.550%, Due 7/15/2028	185,000	203,906
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	57,000	60,906
3.750%, Due 3/1/2028	130,000	138,239
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	67,000	71,179
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	57,000	60,473

		1,266,232

Total Energy		2,380,833

Financial - 2.72%
Banks - 1.63%
Bank of America Corp.,
2.456%, Due 10/22/2025, (3-mo. USD LIBOR + 0.870%)F	395,000	403,526
5.000%, Due 1/21/2044	445,000	592,084
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	310,000	334,837
Citigroup, Inc., 3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)F	600,000	658,476
Goldman Sachs Group, Inc.,
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)F	395,000	403,757
3.500%, Due 1/23/2025	145,000	154,383
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)F	160,000	168,114
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)F	430,000	436,806
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	235,000	257,551
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	205,000	234,110
Morgan Stanley,
3.700%, Due 10/23/2024	330,000	355,730
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	260,000	281,472
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	235,000	250,614

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.33% (continued)
Financial - 2.72% (continued)
Banks - 1.63% (continued)
State Street Corp., 3.300%, Due 12/16/2024	$255,000	$273,070
Truist Bank, 2.450%, Due 8/1/2022	195,000	198,536
Truist Financial Corp., 2.750%, Due 4/1/2022	360,000	367,332
US Bancorp,
3.375%, Due 2/5/2024	135,000	143,576
2.400%, Due 7/30/2024	315,000	323,513
Wells Fargo & Co.,
2.819%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)F	2,238,000	2,264,725
3.584%, Due 5/22/2028, (3-mo. USD LIBOR + 1.310%)F	395,000	427,053
4.750%, Due 12/7/2046	150,000	185,728

		8,714,993

Diversified Financial Services - 0.48%
American Express Co.,
2.491%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)F	865,000	870,770
3.400%, Due 2/27/2023	270,000	282,694
4.200%, Due 11/6/2025	240,000	269,100
4.050%, Due 12/3/2042	70,000	86,028
Capital One Financial Corp., 3.200%, Due 1/30/2023	235,000	243,755
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	175,000	192,966
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	235,000	254,568
TD Ameritrade Holding Corp., 2.750%, Due 10/1/2029	160,000	165,782
Visa, Inc., 3.150%, Due 12/14/2025	165,000	177,255

		2,542,918

Insurance - 0.32%
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	140,000	151,604
CNA Financial Corp., 3.900%, Due 5/1/2029	120,000	133,229
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023D	27,000	28,934
4.569%, Due 2/1/2029D	95,000	109,724
Metropolitan Life Global Funding I, 2.144%, Due 1/13/2023, (SOFR + 0.570%)D F	910,000	913,204
Prudential Financial, Inc., 4.350%, Due 2/25/2050	150,000	178,836
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	143,000	159,077
Willis North America, Inc., 3.600%, Due 5/15/2024	60,000	63,855

		1,738,463

REITS - 0.29%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	140,000	151,752
Boston Properties LP,
3.200%, Due 1/15/2025	150,000	158,384
2.900%, Due 3/15/2030	125,000	128,858
Camden Property Trust, 3.150%, Due 7/1/2029	145,000	155,629
Crown Castle International Corp., 3.400%, Due 2/15/2021	171,000	173,414
Digital Realty Trust LP, 3.700%, Due 8/15/2027	165,000	179,138
ERP Operating LP, 3.000%, Due 4/15/2023	93,000	96,419
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	160,000	169,522
Public Storage, 2.370%, Due 9/15/2022	225,000	228,597
Ventas Realty LP, 5.700%, Due 9/30/2043	70,000	93,079

		1,534,792

Total Financial		14,531,166

Industrial - 0.39%
Aerospace/Defense - 0.14%
Lockheed Martin Corp., 3.550%, Due 1/15/2026	190,000	207,353

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.33% (continued)
Industrial - 0.39% (continued)
Aerospace/Defense - 0.14% (continued)
Northrop Grumman Corp., 3.850%, Due 4/15/2045	$270,000	$303,511
United Technologies Corp., 4.125%, Due 11/16/2028	200,000	230,217

		741,081

Electronics - 0.03%
Allegion PLC, 3.500%, Due 10/1/2029	155,000	162,741

Environmental Control - 0.03%
Republic Services, Inc., 2.500%, Due 8/15/2024	160,000	163,955

Machinery - Diversified - 0.04%
John Deere Capital Corp., 2.150%, Due 9/8/2022	175,000	177,373

Metal Fabricate/Hardware - 0.03%
Precision Castparts Corp., 3.250%, Due 6/15/2025	160,000	171,217

Miscellaneous Manufacturing - 0.06%
Eaton Corp., 2.750%, Due 11/2/2022	160,000	164,363
General Electric Co., 3.450%, Due 5/15/2024	160,000	168,438

		332,801

Transportation - 0.06%
Burlington Northern Santa Fe LLC, 3.650%, Due 9/1/2025	140,000	153,139
Union Pacific Corp., 4.100%, Due 9/15/2067	170,000	181,049

		334,188

Total Industrial		2,083,356

Technology - 2.27%
Computers - 1.37%
Apple, Inc., 2.850%, Due 5/11/2024	460,000	481,378
Dell International LLC / EMC Corp.,
4.420%, Due 6/15/2021D	365,000	376,131
5.300%, Due 10/1/2029D	1,680,000	1,933,764
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,670,000	2,106,491
International Business Machines Corp., 4.250%, Due 5/15/2049	2,000,000	2,407,379

		7,305,143

Semiconductors - 0.66%
Analog Devices, Inc., 3.900%, Due 12/15/2025	160,000	175,156
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.000%, Due 1/15/2022	150,000	152,674
3.125%, Due 1/15/2025	145,000	149,199
Micron Technology, Inc., 5.327%, Due 2/6/2029	2,495,000	2,922,780
QUALCOMM, Inc., 2.900%, Due 5/20/2024	125,000	130,493

		3,530,302

Software - 0.24%
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	150,000	159,574
Fiserv, Inc., 3.200%, Due 7/1/2026	165,000	174,201
Microsoft Corp., 4.450%, Due 11/3/2045	240,000	313,230
Oracle Corp.,
2.500%, Due 5/15/2022	285,000	290,150

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.33% (continued)
Technology - 2.27% (continued)
Software - 0.24% (continued)
Oracle Corp. (continued)
4.300%, Due 7/8/2034	$283,000	$342,261

		1,279,416

Total Technology		12,114,861

Utilities - 0.66%
Electric - 0.54%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	170,000	176,004
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	60,000	73,819
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	78,000	109,092
Consolidated Edison Co. of New York, Inc., 4.625%, Due 12/1/2054	65,000	82,883
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	114,000	120,380
DPL, Inc., 7.250%, Due 10/15/2021	339,000	359,340
Duke Energy Corp.,
3.550%, Due 9/15/2021	245,000	251,252
3.750%, Due 4/15/2024	160,000	171,315
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	215,000	254,177
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	122,000	143,198
Florida Power & Light Co., 3.950%, Due 3/1/2048	105,000	124,948
Georgia Power Co., 2.100%, Due 7/30/2023, Series A	150,000	151,684
MidAmerican Energy Co., 3.100%, Due 5/1/2027	185,000	197,364
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	140,000	146,169
4.300%, Due 3/15/2049	105,000	131,776
NextEra Energy Capital Holdings, Inc., 2.403%, Due 9/1/2021	80,000	80,829
Southern Power Co., 4.150%, Due 12/1/2025	101,000	111,723
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	171,000	183,740

		2,869,693

Gas - 0.12%
National Fuel Gas Co., 3.950%, Due 9/15/2027	235,000	240,700
NiSource, Inc.,
3.490%, Due 5/15/2027	105,000	112,932
3.950%, Due 3/30/2048	175,000	189,910
Southern California Gas Co., 2.550%, Due 2/1/2030	120,000	123,111

		666,653

Total Utilities		3,536,346

Total Corporate Obligations (Cost $40,927,857)		44,507,126

FOREIGN CORPORATE OBLIGATIONS - 2.54%
Basic Materials - 0.08%
Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	151,000	165,326

Iron/Steel - 0.03%
ArcelorMittal S.A., 3.600%, Due 7/16/2024	165,000	170,737

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	65,000	74,763

Total Basic Materials		410,826

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.54% (continued)
Communications - 0.10%
Telecommunications - 0.10%
Bell Canada, Inc., 4.464%, Due 4/1/2048	$90,000	$108,317
Rogers Communications, Inc., 3.625%, Due 12/15/2025	160,000	173,379
TELUS Corp., 2.800%, Due 2/16/2027	106,000	109,467
Vodafone Group PLC, 3.750%, Due 1/16/2024	165,000	175,961

		567,124

Total Communications		567,124

Consumer, Non-Cyclical - 0.93%
Beverages - 0.87%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	70,000	80,957
5.450%, Due 1/23/2039	3,215,000	4,176,177
5.550%, Due 1/23/2049	110,000	150,079
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	210,000	216,053

		4,623,266

Commercial Services - 0.02%
RELX Capital, Inc., 3.500%, Due 3/16/2023	95,000	99,698

Pharmaceuticals - 0.04%
Bayer US Finance LLC, 3.875%, Due 12/15/2023D	225,000	240,306

Total Consumer, Non-Cyclical		4,963,270

Energy - 0.84%
Oil & Gas - 0.84%
Canadian Natural Resources Ltd., 3.900%, Due 2/1/2025	145,000	155,411
Petroleos Mexicanos,
6.750%, Due 9/21/2047	240,000	242,880
7.690%, Due 1/23/2050D	1,340,000	1,472,124
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	2,160,000	2,433,216
Shell International Finance B.V., 2.000%, Due 11/7/2024	170,000	171,407

		4,475,038

Total Energy		4,475,038

Financial - 0.57%
Banks - 0.57%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	310,000	326,975
Canadian Imperial Bank of Commerce, 2.363%, Due 3/17/2023, (SOFR + 0.800%)F	1,335,000	1,343,702
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)F	152,000	155,932
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	190,000	193,672
Royal Bank of Canada, 2.250%, Due 11/1/2024	310,000	315,888
Santander UK PLC, 2.100%, Due 1/13/2023	200,000	201,634
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	510,000	539,254

		3,077,057

Total Financial		3,077,057

Industrial - 0.02%
Machinery - Diversified - 0.02%
CNH Industrial N.V., 3.850%, Due 11/15/2027	85,000	90,014

Total Foreign Corporate Obligations (Cost $12,076,032)		13,583,329

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 0.12%
Mexico Government International Bond, 3.250%, Due 4/16/2030	$255,000	$259,462
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	100,320
Province of Ontario Canada, 2.500%, Due 4/27/2026	265,000	278,380

Total Foreign Sovereign Obligations (Cost $610,498)		638,162

ASSET-BACKED OBLIGATIONS - 0.55%
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	115,380	115,344
BMW Vehicle Lease Trust, 2.840%, Due 11/22/2021, 2019 1 A3	210,000	212,089
Ford Credit Auto Lease Trust, 2.220%, Due 10/15/2022, 2019 B A3	400,000	403,109
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	150,000	151,655
Jersey Mike’s Funding, 4.433%, Due 2/15/2050, 2019 1A A2D	155,000	158,486
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	350,000	354,573
Mercedes-Benz Auto Lease Trust, 2.000%, Due 10/17/2022, 2019 B A3	265,000	266,060
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	182,868	187,365
Toyota Auto Receivables Owner Trust, 1.920%, Due 1/16/2024, 2019 D A3	520,000	523,934
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	575,000	578,145

Total Asset-Backed Obligations (Cost $2,922,981)		2,950,760

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.04% (Cost $207,774)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047	207,719	211,279

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.21%
Bank,
3.183%, Due 8/15/2061, 2019-BN19 A3	450,000	487,070
2.920%, Due 12/15/2052, 2019-BN23 A3	165,000	175,109
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	209,221	212,169
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	230,580	233,137

Total Commercial Mortgage-Backed Obligations (Cost $1,086,851)		1,107,485

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.65%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	177,317	186,025
3.000%, Due 11/1/2032	196,379	204,045
3.000%, Due 8/1/2034	381,753	393,466
3.500%, Due 5/1/2046	632,359	670,698
3.000%, Due 11/1/2046	508,307	525,179
3.000%, Due 4/1/2047	542,697	563,053
3.500%, Due 1/1/2048	601,315	630,772
4.000%, Due 4/1/2048	477,997	503,311
3.000%, Due 8/1/2048	524,872	544,856
3.000%, Due 11/1/2049	857,868	878,575
4.000%, Due 11/1/2049	398,389	419,165
Federal National Mortgage Association,
3.500%, Due 1/1/2028	79,501	82,973
3.000%, Due 7/1/2032	427,923	441,543
4.500%, Due 4/1/2034	146,217	157,889
3.000%, Due 10/1/2034	511,335	529,199
3.500%, Due 1/1/2035	1,009,319	1,053,557
3.500%, Due 6/1/2037	277,865	291,974
5.500%, Due 6/1/2038	22,269	24,970
3.000%, Due 10/1/2039	1,358,390	1,400,546
3.000%, Due 11/1/2039	359,919	370,305
5.000%, Due 5/1/2040	160,783	176,715
5.000%, Due 6/1/2040	131,685	145,952
5.000%, Due 3/1/2042	77,154	85,542
3.500%, Due 7/1/2043	139,717	147,579
4.000%, Due 11/1/2044	108,256	117,226

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.65% (continued)
Federal National Mortgage Association (continued)
4.000%, Due 7/1/2045	$761,576	$813,195
3.500%, Due 8/1/2045	120,909	126,667
3.500%, Due 5/1/2046	427,115	445,330
3.000%, Due 6/1/2046	530,763	548,089
4.000%, Due 7/1/2046	272,765	290,855
3.000%, Due 10/1/2046	480,535	496,221
3.000%, Due 11/1/2046	511,596	530,826
3.500%, Due 11/1/2046	773,951	816,178
3.000%, Due 12/1/2046	335,288	347,888
3.000%, Due 2/1/2047	525,460	542,475
3.500%, Due 3/1/2047	97,021	102,195
4.500%, Due 7/1/2047	105,367	112,477
4.500%, Due 8/1/2047	259,681	277,254
3.500%, Due 9/1/2047	233,581	246,962
3.500%, Due 2/1/2048	479,229	498,391
4.000%, Due 3/1/2048	547,714	576,660
4.500%, Due 7/1/2048	591,386	628,259
3.000%, Due 10/1/2048	309,598	316,559
3.500%, Due 12/1/2048	1,109,703	1,151,296
4.500%, Due 3/1/2049	927,389	980,637
3.500%, Due 8/1/2049	996,831	1,033,535
3.000%, Due 9/1/2049	317,685	328,248
4.500%, Due 9/1/2049	552,673	588,025
4.000%, Due 10/1/2049	672,022	707,759
4.500%, Due 10/1/2049	554,303	589,925
4.000%, Due 11/1/2049	794,518	844,030
3.500%, Due 12/1/2049	1,204,082	1,250,142
Government National Mortgage Association,
5.000%, Due 10/15/2039	94,683	105,853
3.500%, Due 9/15/2041	274,093	288,696
3.000%, Due 6/20/2046	234,077	242,961
3.000%, Due 12/20/2046	292,138	303,032
3.500%, Due 8/20/2047	150,147	156,721
3.500%, Due 10/20/2047	184,941	192,482
4.000%, Due 12/20/2047	353,659	371,701
4.000%, Due 1/20/2048	347,871	365,520
5.000%, Due 6/20/2049	611,837	646,516
4.500%, Due 7/20/2049	466,810	490,284
4.500%, Due 8/20/2049	215,796	227,220
5.000%, Due 8/20/2049	220,571	233,818
4.000%, Due 1/20/2050	805,000	843,954

Total U.S. Agency Mortgage-Backed Obligations (Cost $29,681,756)		30,203,951

U.S. TREASURY OBLIGATIONS - 14.43%
U.S. Treasury Notes/Bonds,
1.675%, Due 4/30/2021, (3-mo. Treasury money market yield + 0.139%)F	21,530,000	21,539,077
1.756%, Due 7/31/2021, (3-mo. Treasury money market yield + 0.220%)F	20,745,000	20,775,896
1.836%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)F	10,370,000	10,400,628
2.000%, Due 2/15/2022	2,305,000	2,335,523
2.375%, Due 8/15/2024	5,590,000	5,847,009
2.625%, Due 2/15/2029	3,430,000	3,755,180
3.000%, Due 2/15/2049	5,290,000	6,442,228
2.375%, Due 11/15/2049	5,560,000	6,013,122

Total U.S. Treasury Obligations (Cost $75,522,292)		77,108,663

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.99%
Investment Companies - 2.89%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%G H	15,460,896	$15,460,896

	Principal Amount
U.S. Treasury Obligations - 0.10%
U.S. Treasury Bill, 1.870%, Due 2/13/2020I	$560,000	559,771

Total Short-Term Investments (Cost $16,020,554)		16,020,667

	Shares
SECURITIES LENDING COLLATERAL - 0.09% (Cost $465,845)
Investment Companies - 0.09%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.47%G H	465,845	465,845

TOTAL INVESTMENTS - 100.50% (Cost $500,158,696)		537,055,249
LIABILITIES, NET OF OTHER ASSETS - (0.50%)		(2,663,373)

TOTAL NET ASSETS - 100.00%		$534,391,876

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $98,926,055 or 18.51% of net assets.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at January 31, 2020.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,986,861 or 2.06% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2020.

G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.
I	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offering Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on January 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	37	March 2020	$6,020,699	$5,964,400	$(56,299)
Mini MSCI Emerging Markets Index Futures	26	March 2020	1,456,456	1,365,130	(91,326)

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2020 (Unaudited)

Mini MSCI EAFE Index Futures	32	March 2020	3,265,380	3,162,400	(102,980)

			$10,742,535	$10,491,930	$(250,605)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2020, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$251,331,927	$97,655,329	$—	$348,987,256
Preferred Stocks	—	1,270,726	—	1,270,726
Corporate Obligations	—	44,507,126	—	44,507,126
Foreign Corporate Obligations	—	13,583,329	—	13,583,329
Foreign Sovereign Obligations	—	638,162	—	638,162
Asset-Backed Obligations	—	2,950,760	—	2,950,760
Collateralized Mortgage Obligations	—	211,279	—	211,279
Commercial Mortgage-Backed Obligations	—	1,107,485	—	1,107,485
U.S. Agency Mortgage-Backed Obligations	—	30,203,951	—	30,203,951
U.S. Treasury Obligations	—	77,108,663	—	77,108,663
Short-Term Investments	15,460,896	559,771	—	16,020,667
Securities Lending Collateral	465,845	—	—	465,845

Total Investments in Securities - Assets	$267,258,668	$269,796,581	$—	$537,055,249

Financial Derivative Instruments - Liabilities
Futures Contracts	$(250,605)	$—	$—	$(250,605)

Total Financial Derivative Instruments - Liabilities	$(250,605)	$—	$—	$(250,605)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2020 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”), is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of January 31, 2020, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (a “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2020 (Unaudited)

not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2020 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2020 (Unaudited)

exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$9,536,578	$465,845	$9,558,419	$10,024,264

Cash collateral is listed on the Fund’s Schedule of Investments.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

January 31, 2020 (Unaudited)

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the two year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2020, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$500,158,696	$59,303,568	$(22,407,015)	$36,896,553

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Fund did not have any capital loss carryforwards.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of January 31, 2020, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (a “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
Diversified	$9,536,578	$	465,845	$9,558,419	$10,024,264

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2020 (Unaudited)

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2020, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$500,158,696	$57,144,669	$(20,248,116)	$36,896,553

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2019, the Fund did not have any capital loss carryforwards.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON INSTITUTIONAL FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 30, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: March 30, 2020